CONTRACTS IN PROGRESS	12 Months Ended
Dec. 31, 2021
Construction Contracts [Abstract]
CONTRACTS IN PROGRESS	CONTRACTS IN PROGRESS
    A summary of the partnership’s contracts in progress is presented below:

(US$ MILLIONS)	2021	2020	2019
Contract costs incurred to date	$21,381	$26,411	$23,041
Profit recognized to date (less recognized losses)	1,783	1,476	1,843
	23,164	27,887	24,884
Less: progress billings	(24,084)	(28,913)	(25,782)
Contract work in progress (liability)	$(920)	$(1,026)	$(898)
Comprising:
Amounts due from customers — work in progress (1)	$478	$536	$577
Amounts due to customers — creditors (2)	(1,398)	(1,562)	(1,475)
Net work in progress	$(920)	$(1,026)	$(898)
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(1)The change in the balance from December 31, 2020 was due to billed amounts of $6,430 million, additions to work in progress of $6,331 million, acquisitions through business combinations of $52 million, and the remaining $11 million due to foreign exchange changes.
(2)The change in the balance from December 31, 2020 was due to recognized revenue of $4,867 million, additions to work in progress of $4,713 million, and the remaining $10 million due to foreign exchange changes.